Shareholder Report, Line Graph (Details) - USD ($)		12 Months Ended		24 Months Ended	36 Months Ended	48 Months Ended	60 Months Ended	72 Months Ended	84 Months Ended	96 Months Ended	108 Months Ended	120 Months Ended
	Feb. 29, 2016	Feb. 28, 2026	Feb. 28, 2017	Feb. 28, 2018	Feb. 28, 2019	Feb. 29, 2020	Feb. 28, 2021	Feb. 28, 2022	Feb. 28, 2023	Feb. 29, 2024	Feb. 28, 2025	Feb. 28, 2026
C000020141 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		JPMorgan Core Bond Trust
Accumulated Value	$ 10,000,000		$ 10,177,805	$ 10,340,033	$ 10,666,537	$ 11,981,127	$ 12,289,602	$ 12,054,186	$ 11,021,564	$ 11,419,129	$ 12,179,197	$ 12,994,899
Bloomberg U S Aggregate Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Aggregate Index
Accumulated Value	$ 10,000,000		$ 10,141,522	$ 10,192,747	$ 10,515,836	$ 11,744,370	$ 11,906,860	$ 11,592,021	$ 10,465,058	$ 10,813,251	$ 11,441,311	$ 12,157,594